                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended October 31, 2005

Total Return for the 12 Months Ended October 31, 2005

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Government/ Credit Index[1]	Lipper Multi-Sector Income Funds Index[2]
3.91%	3.22%	3.22%	4.09%	0.27%	3.77%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the 12 months ended October 31, 2005, the Federal Open Market Committee (the "Fed") continued with the monetary tightening it began in June of 2004. Through a "measured pace’’ of 25 basis point increments, the Fed brought the federal funds target rate from 1.75 percent at the start of the period to 3.75 percent at the close. Nonetheless, comments from the Fed indicated that the central bank believed the prevailing rate was still well below its equilibrium and that monetary policy would need to provide ongoing support for economic activity.

In contrast to the steady increase in very short-term rates controlled by the Fed, yields on intermediate and longer-term bonds see-sawed throughout the period. As the reporting period began, the bond market had begun recovering from a perceived softness in the economy, which had spurred a five-month slide in the yields of long-term bonds. Eventually, however, surprisingly strong gains in non-farm payrolls and unexpected increases in producer and consumer price indexes led to a shift in market sentiment. Yields moved upward as market participants seemed to finally accept the likelihood that the Fed would continue increasing the federal funds target rate.

In response to concerns about the economic impact of Hurricane Katrina and rising energy costs, yields dipped across the curve in late August and early September. Yields soon resumed their upward course, however, after indications the hurricane would not have as much impact on long-term growth and energy prices as many had originally speculated.

For the 12-month period overall, the yield curve flattened. Yields of two- and five-year Treasuries rose notably while the yield of the 30-year Treasury ended the fiscal year basically unchanged from its level 12 months prior. (The yield curve charts the difference between short- and long-term rates.)

Among government-related issues, the agency sector posted the lowest returns. As investors sought income, Treasuries underperformed relative to other government sub-sectors and non-government sectors. Meanwhile, despite a slow start, mortgage-backed bonds performed well during the annual period overall. Higher-coupon and slower pre-paying mortgage-backed issues performed the best, due mostly to their relatively higher yields. Declining mortgage pre-payments also benefited these securities.

Although the struggles of the auto industry gave the corporate bond market pause in March and April, generally good corporate earnings announcements and positive economic news helped the market regain its bearings. Medium-quality corporate issues posted the highest returns. On an industry level, utilities garnered the highest gains during the annual period, while the industrial sector posted the lowest returns.

Performance Analysis

All share classes of Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges. The Fund's Class A and Class D shares outperformed the Lipper Multi-Sector Income Funds Index, while its Class B and Class C shares underperformed the Lipper Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges.

The Fund’s mortgage position had a positive impact on relative performance. Here, an emphasis on higher-coupon, slow pre-paying mortgage issues proved advantageous as these issues outperformed their lower-coupon counterparts. Compared with lower-coupon, faster pre-paying mortgages, the mortgages favored by the Fund tend to be less sensitive to rising interest rates.

The Fund’s corporate bond exposure further enhanced performance. Within its investment-grade allocation, the Fund was well served by underweighted positions in the banking and finance sector and the energy sector. Within the high yield portion of the portfolio, the Fund benefited from advantageous positioning in transportation securities. More specifically, our investment discipline led us to de-emphasize struggling auto and auto related companies.

We kept the Fund’s overall interest-rate exposure well below that of its benchmark, a posture which produced mixed results. Our strategy was beneficial as interest rates rose across the short-term and intermediate-term portions of the curve. However, during periods of rate declines, such as those we saw in the early part of the period, this defensive positioning detracted from relative performance.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION**
U.S. Corporate Bonds	32.1%
U.S. Government Agencies, Obligations & CMOs	34.8
Foreign Government and Corporate Bonds	21.6
Short-Term Investments	11.1
Other Securities	0.4

LONG-TERM CREDIT ANALYSIS
AAA	41.2%
AA	4.2
A	2.5
BBB	10.4
BB	17.7
B	22.3
NR	1.7

Data as of October 31, 2005. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
**	Does not include open long futures contracts with an underlying face amount of $20,281,266 and unrealized depreciation of $473,071 and open short futures contracts with an underlying face amount of $41,462,953 and unrealized appreciation of $518,441.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will allocate the Fund’s securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund’s assets committed to any one asset class or market segment will fluctuate and there are no percentage limitations with respect to the amount of the Fund’s assets that may be invested in any such asset class or market segment other than those relating to high yield and emerging market debt securities. The Investment Adviser has the flexibility to select any combination of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund’s assets may be invested in certain groups and not others.

For More Information About
Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s Web site, http://www.sec.gov. You may also review and copy them at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures
and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class B

Average Annual Total Returns — Period Ended October 31, 2005

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	3.91%	[3]	3.22%	[3]	3.22%	[3]	4.09%	[3]
	(0.51)	[4]	(1.60)	[4]	2.25	[4]	—
5 Years	4.99	[3]	4.30	[3]	4.31	[3]	5.18	[3]
	4.08	[4]	4.00	[4]	4.31	[4]	—
10 Years	—		2.93	[3]	—		—
	—		2.93	[4]	—		—
Since Inception	2.62	[3]	3.88	[3]	1.97	[3]	2.85	[3]
	2.08	[4]	3.88	[4]	1.97	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Sector Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on October 31, 2005.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 – 10/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	05/01/05	10/31/05	05/01/05 – 10/31/05
Class A
Actual (2.48% return)	$1,000.00	$1,024.80	$5.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14
Class B
Actual (2.18% return)	$1,000.00	$1,021.80	$8.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.09	$8.19
Class C
Actual (2.18% return)	$1,000.00	$1,021.80	$8.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.09	$8.19
Class D
Actual (2.44% return)	$1,000.00	$1,024.40	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.87

*	Expenses are equal to the Fund's annualized expense ratio of 1.01%, 1.61%, 1.61% and 0.76% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (95.3%)
	Foreign (23.2%)
	Argentina (0.7%)
	Government Obligations
$3,580	Republic of Argentina+++++	5.83%		12/31/33	$1,519,710
63	Republic of Argentina (d)	1.33		12/31/38	23,162
94	Republic of Argentina (d)+++++	8.28		12/31/33	89,707
800	Republic of Argentina (c)	13.969		04/10/49	340,000
	Total Argentina				1,972,579
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Murrin Holdings Property Ltd. (c) (i)	9.375		08/31/07	0
	Property – Casualty Insurers (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	421,327
	Total Australia				421,327
	Belgium (0.2%)
	Cable/Satellite TV
700	Telenet Group Holding NV – 144A*	11.50	††	06/15/14	560,000
	Brazil (2.4%)
	Government Obligations (2.2%)
1,320	Federal Republic of Brazil	5.1875	***	04/15/24	1,260,600
380	Federal Republic of Brazil	6.00		04/15/24	360,050
770	Federal Republic of Brazil	8.00		01/15/18	796,565
1,890	Federal Republic of Brazil	8.875		10/14/19	1,998,675
230	Federal Republic of Brazil	8.875		04/15/24	238,625
360	Federal Republic of Brazil	10.50		07/14/14	422,820
1,110	Federal Republic of Brazil	14.50		10/15/09	1,416,360
					6,493,695
	Major Banks (0.2%)
520	Banco ABN AMRO Real S.A. – 144A*++++	0.00		07/21/06	565,240
	Total Brazil				7,058,935
	Bulgaria (0.3%)
	Government Obligations
610	Federal Republic of Bulgaria	8.25		01/15/15	731,817

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Canada (2.1%)
	Aluminum (0.3%)
$ 1,045	Novelis, Inc. – 144A*	7.25%	02/15/15	$958,787
	Drugstore Chains (0.2%)
225	Jean Coutu Group PJC, Inc. (The)	7.625	08/01/12	222,187
305	Jean Coutu Group PJC, Inc. (The)	8.50	08/01/14	284,412
				506,599
	Forest Products (0.2%)
685	Tembec Industries, Inc.	8.50	02/01/11	438,400
	Media Conglomerates (0.3%)
934	Canwest Media, Inc.	8.00	09/15/12	983,465
	Other Metals/Minerals (0.2%)
375	Brascan Corp.	7.125	06/15/12	412,002
	Other Transportation (0.3%)
595	CHC Helicopter Corp.	7.375	05/01/14	599,462
375	CHC Helicopter Corp. – 144A*	7.375	05/01/14	377,812
				977,274
	Pulp & Paper (0.4%)
375	Abitibi-Consolidated, Inc.	6.00	06/20/13	312,187
800	Abitibi-Consolidated, Inc.	8.85	08/01/30	672,000
300	Bowater Canada Finance	7.95	11/15/11	288,000
				1,272,187
	Telecommunication Equipment (0.2%)
660	Nortel Networks Ltd.	6.125	02/15/06	661,650
	Total Canada			6,210,364
	Chile (0.2%)
	Oil & Gas Production
670	Empresa Nacional de Petroleo	6.75	11/15/12	716,062
	Colombia (0.3%)
	Government Obligations
290	Republic of Columbia	8.125	05/21/24	301,890
140	Republic of Columbia	8.25	12/22/14	152,180
312	Republic of Columbia	9.75	04/09/11	357,241
80	Republic of Columbia	10.375	01/28/33	100,400
	Total Colombia			911,711

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Denmark (0.0%)
	Finance/Rental/Leasing
DKK 544	Realkredit Denmark	6.00%		10/01/29	$91,435
.3	Unikredit Realkredit	5.00		07/01/29	55
	Total Denmark				91,490
	France (0.6%)
	Chemicals: Specialty (0.4%)
$ 1,120	Rhodia SA	8.875		06/01/11	1,064,000
	Miscellaneous Manufacturing (0.0%)
125	CIE Generale de Geophysique SA – 144A*	7.50		05/15/15	130,000
	Telecommunications (0.2%)
480	France Telecom S.A.	8.50		03/01/31	629,072
	Total France				1,823,072
	Germany (0.3%)
	Cable/Satellite TV
745	Kabel Deutschland – 144A*	10.625		07/01/14	805,531
	Indonesia (d) (0.6%)
	Pulp & Paper
1,648	Tjiwi Kimia Finance BV – 144A*	0.00	***	04/29/27	461,342
518	Tjiwi Kimia Finance BV – 144A*	5.248	***	04/29/15	448,333
1,334	Tjiwi Kimia Finance BV – 144A*	5.248	***	04/28/18	887,140
	Total Indonesia				1,796,815
	Israel (0.3%)
	Electrical Products
844	Ormat Funding Corp.	8.25		12/30/20	852,627
	Ivory Coast (0.0%)
	Government Obligations
560	Ivory Coast (c)	2.50		03/29/18	99,400
	Japan (4.1%)
	Government Obligations
JPY 75,000	Japan (Government of)	0.10		12/20/05	644,569
357,000	Japan (Government of)	0.50		06/20/06	3,076,449
775,000	Japan (Government of)	0.50		09/20/06	6,683,613
214,500	Japan (Government of)	0.80		03/20/13	1,785,137
	Total Japan				12,189,768

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Luxembourg (0.2%)
	Telecommunications
$ 95	Telecom Italia Capital SpA	4.00%		11/15/08	$91,982
575	Telecom Italia Capital SpA	4.00		01/15/10	547,104
	Total Luxembourg				639,086
	Malaysia (0.1%)
	Government Obligations
330	Malaysia	7.50		07/15/11	369,803
	Mexico (2.8%)
	Government Obligations (1.1%)
350	United Mexican States Corp.	8.125		12/30/19	419,475
470	United Mexican States Corp.	8.30		08/15/31	576,925
840	United Mexican States Corp.	8.375		01/14/11	957,600
720	United Mexican States Corp.	10.375		02/17/09	834,120
235	United Mexican States Corp.	11.50		05/15/26	373,062
					3,161,182
	Oil & Gas Production (1.5%)
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,266,100
240	Pemex Project Funding Master Trust	9.50		09/15/27	309,180
90	Pemex Project Funding Master Trust (demand date 03/15/06)####	9.50		09/15/27	115,942
870	Pemex Project Funding Master Trust – 144A*	5.170	***	06/15/10	903,495
410	Pemex Project Funding Master Trust – 144A*	8.625		12/01/23	489,950
1,120	Pemex Project Funding Master Trust – 144A*	9.50		09/15/27	1,452,640
					4,537,307
	Specialty Telecommunications (0.0%)
203	Satelites Mexicanos SA (c)	10.125		11/01/04	106,575
	Telecommunications (0.2%)
500	Axtel SA	11.00		12/15/13	560,000
	Total Mexico				8,365,064
	Netherlands (0.1%)
	Telecommunications
280	Deutsche Telekom International Finance Corp.	8.75		06/15/30	348,221
	Nigeria (0.3%)
	Government Obligations
750	Central Bank of Nigeria	6.25		11/15/20	750,000

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Panama (0.4%)
	Government Obligations
$ 370	Republic of Panama	9.375%	04/01/29	$454,175
340	Republic of Panama	9.625	02/08/11	392,700
130	Republic of Panama	10.75	05/15/20	177,125
	Total Panama			1,024,000
	Peru (0.4%)
	Government Obligations
400	Republic of Peru	8.375	05/03/16	453,000
210	Republic of Peru	8.75	11/21/33	242,550
325	Republic of Peru	9.875	02/06/15	402,187
	Total Peru			1,097,737
	Philippines (1.4%)
	Government Obligations
1,790	Republic of Philippines	8.875	03/17/15	1,899,638
1,545	Republic of Philippines	9.50	02/02/30	1,633,837
440	Republic of Philippines	10.625	03/16/25	509,850
	Total Philippines			4,043,325
	Qatar (0.3%)
	Gas Distributors (0.1%)
325	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A*	8.294	03/15/14	375,980
	Government Obligations (0.2%)
300	State of Qatar	9.75	06/15/30	446,370
	Total Qatar			822,350
	Russia (3.0%)
	Government Obligations (2.6%)
1,000	Aries Vermogensverwaltng	9.60	10/25/14	1,283,759
655	Federal Republic of Russia	5.00	03/31/30	729,694
1,310	Federal Republic of Russia	8.25	03/31/10	1,401,438
1,416	Federal Republic of Russia	11.00	07/24/18	2,073,968
1,350	Federal Republic of Russia	12.75	06/24/28	2,444,982
				7,933,841

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Oil & Gas Pipelines (0.4%)
$ 810	Gaz Capital	8.625%	04/28/34	$1,023,840
	Total Russia			8,957,681
	Tunisia (0.1%)
	Regional Banks
230	Banque Centrale de Tunisie	7.375	04/25/12	255,588
	Turkey (0.8%)
	Government Obligations
350	Citigroup, Inc. – 144A* +++ (Issued 09/27/04)	0.00	02/23/06	531,440
439	Citigroup, Inc. – 144A* +++ (Issued 08/30/04)	0.00	02/23/06	643,794
760	Credit Suisse, Nassau Branch – 144A*	7.20	08/20/11	772,160
420	Republic of Turkey	11.00	01/14/13	530,775
	Total Turkey			2,478,169
	United Kingdom (0.1%)
	Advertising/Marketing Services
360	WPP Finance Corp.	5.875	06/15/14	368,273
	Venezuela (1.0%)
	Government Obligations
310	Republic of Venezuela	8.50	10/08/14	338,675
1,592	Republic of Venezuela	9.375	01/13/34	1,855,476
650	Republic of Venezuela	10.75	09/19/13	794,625
	Total Venezuela			2,988,776
	Total Foreign (Cost $64,832,834)			68,749,571
	United States (72.1%)
	Corporate Bonds (34.6%)
	Aerospace & Defense (0.5%)
825	K&F Acquisition Inc.	7.75	11/15/14	829,125
375	Northrop Grumman Corp.	4.079	11/16/06	372,093
70	Raytheon Co.	8.30	03/01/10	78,627
302	Systems 2001 Asset Trust – 144A*	6.664	09/15/13	320,112
				1,599,957
	Air Freight/Couriers (0.1%)
95	Fedex Corp.	2.65	04/01/07	92,137
185	Fedex Corp.	7.25	02/15/11	201,977
				294,114
	Airlines (0.1%)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 117	America West Airlines, Inc. (Series 01-1)	7.10%		04/02/21	$123,341
95	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	95,706
					219,047
	Apparel/Footwear (0.5%)
1,115	Levi Strauss & Co.	8.804	***	04/01/12	1,112,213
335	Oxford Industries, Inc.	8.875		06/01/11	345,050
					1,457,263
	Apparel/Footwear Retail (0.2%)
425	Brown Shoe Co., Inc.	8.75		05/01/12	437,750
275	Limited Brands, Inc.	6.950		03/01/33	260,995
					698,745
	Auto Parts: O.E.M. (0.7%)
500	ArvinMeritor, Inc.	8.75		03/01/12	471,250
670	Lear Corp. (Series B)	8.11		05/15/09	630,269
795	TRW Automotive, Inc.	9.375		02/15/13	858,600
					1,960,119
	Beverages: Alcoholic (0.2%)
485	FBG Finance Ltd. – 144A*	5.125		06/15/15	469,277
	Broadcasting (0.2%)
440	Lin Television Corp.	6.50		05/15/13	419,100
328	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	347,680
					766,780
	Building Products (0.6%)
175	Interface, Inc.	7.30		04/01/08	175,219
910	Interface, Inc.	9.50		02/01/14	910,000
875	Nortek, Inc.	8.50		09/01/14	840,000
					1,925,219
	Cable/Satellite TV (1.5%)
850	Cablevision Systems Corp. (Series B)	8.716	***	04/01/09	873,375
536	Charter Communications Holdings LLC – 144A*	11.00		10/01/15	487,760
755	Comcast Cable Communications, Inc.	6.75		01/30/11	798,372
385	Cox Communications, Inc.	4.625		01/15/10	371,860
730	Echostar DBS Corp.	6.375		10/01/11	713,575

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 600	Echostar DBS Corp.	6.625%		10/01/14	$585,000
400	Intelsat Bermuda Ltd. – 144A*	8.695	***	01/15/12	407,000
290	Renaissance Media Group LLC	10.00		04/15/08	287,825
					4,524,767
	Casino/Gaming (1.6%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (i)	13.50		03/01/10	0
915	Harrah's Operating Co., Inc.	7.875		12/15/05	920,719
1,015	Isle of Capri Casinos	7.00		03/01/14	964,250
495	Las Vegas Sands Corp.	6.375		02/15/15	471,488
1,630	MGM Mirage, Inc.	6.00		10/01/09	1,609,625
3,904	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)	13.00		12/15/07	0
250	Station Casinos, Inc.	6.00		04/01/12	246,875
675	Station Casinos, Inc.	6.875		03/01/16	683,438
					4,896,395
	Chemicals: Agricultural (0.0%)
31	IMC Global, Inc. (Series B)	10.875		06/01/08	34,836
	Chemicals: Major Diversified (0.4%)
315	Huntsman Advanced Materials Corp.	11.00		07/15/10	351,225
651	Huntsman ICI Chemicals	10.125		07/01/09	672,971
145	ICI Wilmington, Inc.	4.375		12/01/08	141,832
					1,166,028
	Chemicals: Specialty (2.1%)
1,020	Equistar Chemical Funding	10.125		09/01/08	1,104,150
105	Equistar Chemical Funding	10.625		05/01/11	114,975
500	Innophos, Inc. – 144A*	8.875		08/15/14	502,500
283	Innophos, Inc. – 144A*	11.79***	†	02/15/15	270,529
350	ISP Chemco	10.25		07/01/11	374,063
680	ISP Holdings, Inc. (Series B)	10.625		12/15/09	717,400
225	Koppers Industry, Inc.	9.875		10/15/13	246,375
195	Millennium America, Inc.	7.00		11/15/06	198,656
781	Millennium America, Inc.	9.25		06/15/08	841,528
530	Nalco Co.	7.75		11/15/11	543,913
600	Nalco Co.	8.875		11/15/13	615,750
600	Rockwood Specialties, Inc.	10.625		05/15/11	645,000
					6,174,839

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Coal (0.1%)
$ 175	Foundation PA Coal Co.	7.25%		08/01/14	$179,813
	Consumer Sundries (0.1%)
415	Amscan Holdings, Inc.	8.75		05/01/14	334,075
	Containers/Packaging (1.4%)
500	Graham Packaging Company, Inc.	8.50		10/15/12	482,500
570	Graham Packaging Company, Inc.	9.875		10/15/14	535,800
650	Graphic Packaging International Corp.	9.50		08/15/13	586,625
1,775	Owens-Illinois, Inc.	7.50		05/15/10	1,766,125
90	Pliant Corp.	11.125		09/01/09	73,800
380	Pliant Corp.	13.00		06/01/10	57,000
620	Sealed Air Corp. – 144A*	5.625		07/15/13	606,395
					4,108,245
	Data Processing Services (0.2%)
495	Sungard Data Systems, Inc. – 144A*	9.125		08/15/13	504,900
	Department Stores (0.1%)
320	Penny (JC) Co., Inc.	7.40		04/01/37	338,383
	Drugstore Chains (0.1%)
285	Rite Aid Corp.	8.125		05/01/10	286,425
	Electric Utilities (2.6%)
36	AES Corp. (The)	8.875		02/15/11	38,700
53	AES Corp. (The)	9.375		09/15/10	57,770
750	AES Corp. (The) – 144A*	9.00		05/15/15	817,500
545	Arizona Public Service Co.	5.80		06/30/14	558,586
315	CC Funding Trust I	6.90		02/16/07	322,165
245	Cincinnati Gas & Electric Co.	5.70		09/15/12	249,659
830	CMS Energy Corp.	7.50		01/15/09	864,238
345	Consolidated Natural Gas Co.	5.00		12/01/14	334,607
125	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	131,331
30	Detroit Edison Co. (The)	6.125		10/01/10	31,264
185	Entergy Gulf States, Inc.	3.60		06/01/08	177,578
355	Entergy Gulf States, Inc.	4.270	***	12/01/09	348,860
340	Exelon Corp.	6.75		05/01/11	359,852
100	IPALCO Enterprises, Inc.	8.625		11/14/11	108,750
825	Monongahela Power Co.	5.00		10/01/06	825,247
640	MSW Energy Holdings/Finance	7.375		09/01/10	665,600
140	MSW Energy Holdings/Finance	8.50		09/01/10	149,800

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$ 105	Panhandle Eastern Pipe Line Co. (Series B)	2.75%	03/15/07	$102,032
790	PSEG Energy Holdings, Inc.	8.625	02/15/08	823,575
445	Reliant Energy, Inc.	6.75	12/15/14	416,075
55	Texas Eastern Transmission, LP	7.00	07/15/32	62,954
195	Wisconsin Electric Power Co.	3.50	12/01/07	189,959
				7,636,102
	Electrical Products (0.3%)
105	Cooper Industries, Inc.	5.25	07/01/07	105,586
475	Rayovac Corp.	8.50	10/01/13	432,250
600	Spectrum Brands, Inc.	7.375	02/01/15	521,250
				1,059,086
	Electronic Components (0.2%)
690	Sanmina-SCI Corp.	6.75	03/01/13	648,600
	Environmental Services (0.4%)
340	Allied Waste North America, Inc.	6.375	04/15/11	329,800
350	Allied Waste North America, Inc.	7.875	04/15/13	360,500
185	Allied Waste North America, Inc.	8.50	12/01/08	193,325
350	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	366,625
				1,250,250
	Finance/Rental/Leasing (0.2%)
120	Hertz Corp.	7.40	03/01/11	119,981
370	Hertz Corp.	7.625	06/01/12	370,010
				489,991
	Financial Conglomerates (0.1%)
30	Chase Manhattan Corp.	7.00	11/15/09	32,149
337	General Motors Acceptance Corp.	6.875	09/15/11	327,148
				359,297
	Food Retail (0.5%)
254	CA FM Lease Trust – 144A*	8.50	07/15/17	279,427
720	Delhaize America, Inc.	8.125	04/15/11	772,533
160	Kroger Co.	7.50	04/01/31	169,523
165	Safeway Inc.	7.25	02/01/31	170,128
				1,391,611

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Food: Major Diversified (0.0%)
$ 5	Dole Food Company, Inc.	8.875%		03/15/11	$5,200
65	Kraft Foods, Inc.	5.25		06/01/07	65,419
					70,619
	Food: Meat/Fish/Dairy (1.3%)
420	Michael Foods, Inc. (Series B)	8.00		11/15/13	428,400
920	Pilgrim's Pride Corp.	9.625		09/15/11	989,000
345	PPC Escrow Corp.	9.25		11/15/13	380,363
1,100	Smithfield Foods, Inc.	7.00		08/01/11	1,122,000
715	Smithfield Foods, Inc.	7.625		02/15/08	738,238
100	Smithfield Foods, Inc. (Series B)	8.00		10/15/09	106,125
					3,764,126
	Forest Products (0.0%)
28	Weyerhaeuser Co.	6.125		03/15/07	28,444
	Gas Distributors (0.8%)
900	Dynegy Holdings, Inc.	6.875		04/01/11	866,250
595	Dynegy Holdings, Inc. – 144A*	9.875		07/15/10	642,600
425	Nisource Finance Corp.	4.393	***	11/23/09	426,721
320	Sempra Energy	4.621		05/17/07	318,395
					2,253,966
	Home Building (0.3%)
250	Tech Olympic USA, Inc.	10.375		07/01/12	252,500
530	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	530,000
225	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00		07/01/10	225,000
					1,007,500
	Home Furnishings (0.2%)
235	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	257,924
370	Tempur-Pedic, Inc.	10.25		08/15/10	401,450
					659,374
	Hospital/Nursing Management (0.9%)
805	Columbia/HCA Healthcare Corp.	7.19		11/15/15	826,924
425	Community Health System, Inc.	6.50		12/15/12	422,875
125	HCA, Inc.	7.58		09/15/25	122,791
550	Medcath Holdings Corp.	9.875		07/15/12	585,750

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 630	Tenet Healthcare Corp.	7.375%		02/01/13	$562,275
265	Tenet Healthcare Corp.	9.875		07/01/14	257,713
					2,778,328
	Hotels/Resorts/Cruiselines (0.1%)
380	Hyatt Equities LLC – 144A*	6.875		06/15/07	385,920
55	Starwood Hotels & Resorts Worldwide, Inc.	7.875		05/01/12	59,538
					445,458
	Household/Personal Care (0.1%)
290	Clorox Co. (The)	3.982	***	12/14/07	290,524
	Industrial Machinery (0.2%)
225	Goodman Global Holding Company, Inc. – 144A*	6.41	***	06/15/12	221,625
325	Goodman Global Holding Company, Inc. – 144A*	7.875		12/15/12	307,125
					528,750
	Industrial Specialties (0.6%)
1,180	Johnsondiversy, Inc.	9.625		05/15/12	1,174,100
430	UCAR Finance, Inc.	10.25		02/15/12	455,800
					1,629,900
	Insurance Brokers/Services (0.7%)
195	Farmers Exchange Capital – 144A*	7.05		07/15/28	197,616
780	Farmers Exchange Capital – 144A*	8.625		05/01/24	923,951
935	Marsh & McLennan Companies, Inc.	5.875		08/01/33	839,872
					1,961,439
	Managed Health Care (0.1%)
60	Health Net, Inc.	9.875		04/15/11	69,885
100	WellPoint Health Networks, Inc.	6.375		06/15/06	101,022
					170,907
	Media Conglomerates (0.1%)
80	News America Holdings, Inc.	7.75		02/01/24	89,278
75	News America, Inc.	7.125		04/08/28	79,393
					168,671
	Medical Specialties (0.1%)
250	Fisher Scientific International, Inc. – 144A*	6.125		07/01/15	249,375

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical/Nursing Services (0.5%)
$ 1,020	Fresenius Medical Care Capital Trust	7.875%		06/15/11	$1,101,600
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	155,625
135	National Nephrology Assoc. Inc. – 144A*	9.00		11/01/11	149,850
					1,407,075
	Metal Fabrications (0.4%)
335	General Cable Corp.	9.50		11/15/10	355,100
825	Hexcell Corp.	6.75		02/01/15	812,625
					1,167,725
	Miscellaneous Commercial Services (0.5%)
500	Iron Mountain, Inc.	7.75		01/15/15	500,000
815	Iron Mountain, Inc.	8.625		04/01/13	853,713
					1,353,713
	Miscellaneous Manufacturing (0.4%)
1,590	Associated Materials, Inc.	11.25	††	03/01/14	755,250
375	Propex Fabrics, Inc.	10.00		12/01/12	327,656
					1,082,906
	Motor Vehicles (0.7%)
EUR 315	General Motors	7.25		07/03/13	295,556
$ 2,590	General Motors Corp.	8.375		07/15/33	1,932,788
					2,228,344
	Movies/Entertainment (0.1%)
350	AMC Entertainment, Inc.	8.04	***	08/15/10	353,500
	Oil & Gas Pipelines (1.0%)
400	Colorado Interstate Gas – 144A*	6.80		11/15/15	402,845
670	El Paso Production Holdings	7.75		06/01/13	693,450
480	Pacific Energy Partners/Finance	7.125		06/15/14	501,600
140	Southern Natural Gas	8.875		03/15/10	150,952
1,025	Williams Companies, Inc. (The)	7.875		09/01/21	1,110,844
					2,859,691
	Oil & Gas Production (1.1%)
735	Chesapeake Energy Corp.	7.50		09/15/13	782,775
350	Hilcorp Energy/Finance – 144A*	7.75		11/01/15	355,250
423	Hilcorp Energy/Finance – 144A*	10.50		09/01/10	475,875
162	Magnum Hunter Resources, Inc.	9.60		03/15/12	175,770
$ 560	Pogo Producing Co. – 144A*	6.875%		10/01/17	$557,200

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
1,000	Vintage Petroleum, Inc.	7.875	05/15/11	1,052,500
				3,399,370
	Oil Refining/Marketing (1.0%)
1,050	CITGO Petroleum Corp.	6.00	10/15/11	1,105,125
1,050	Husky Oil Ltd.	8.90	08/15/28	1,134,610
565	Tesoro Petroleum Corp.	9.625	04/01/12	620,088
				2,859,823
	Oilfield Services/Equipment (0.4%)
140	Hanover Compressor Co.	8.625	12/15/10	149,100
190	Hanover Compressor Co.	9.00	06/01/14	208,525
97	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	101,365
675	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	718,875
				1,177,865
	Pharmaceuticals: Major (0.3%)
565	VWR International, Inc.	6.875	04/15/12	559,350
450	Warner Chilcott Corp. – 144A*	8.75	02/01/15	416,250
				975,600
	Property – Casualty Insurers (0.2%)
520	St. Paul Travelers	5.01	08/16/07	518,734
	Publishing: Books/Magazines (0.9%)
374	Dex Media East/Finance	12.125	11/15/12	438,515
543	Dex Media West/Finance	9.875	08/15/13	601,373
100	Houghton Mifflin Co.	8.25	02/01/11	102,750
675	Houghton Mifflin Co.	9.875	02/01/13	700,313
985	PRIMEDIA, Inc.	8.875	05/15/11	965,300
				2,808,251
	Publishing: Newspapers (0.1%)
470	Knight Ridder, Inc.	5.750	09/01/17	449,170
	Pulp & Paper (0.2%)
595	Georgia-Pacific Corp.	8.875	02/01/10	654,500
	Railroads (0.3%)
88	Burlington North Santa Fe Railway Co.	4.575	01/15/21	84,338
305	Norfolk Southern Corp.	7.35	05/15/07	315,846
155	Union Pacific Corp.	6.625	02/01/08	160,602

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 100	Union Pacific Corp.	6.65%		01/15/11	$106,666
145	Union Pacific Corp. – 144A*	5.214		09/30/14	143,964
160	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	165,691
					977,107
	Real Estate Investment Trusts (0.5%)
28	HMH Properties, Inc. (Series B)	7.875		08/01/08	28,455
1,500	Host Marriott LP	7.125		11/01/13	1,528,125
					1,556,580
	Specialty Stores (0.8%)
290	General Nutrition Centers, Inc.	8.50		12/01/10	244,325
750	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	736,875
1,335	Sonic Automotive, Inc.	8.625		08/15/13	1,281,600
					2,262,800
	Specialty Telecommunications (1.6%)
400	American Tower Corp.	7.125		10/15/12	414,500
470	American Tower Corp.	7.50		05/01/12	492,325
118	Panamsat Corp.	9.00		08/15/14	124,785
950	Panamsat Holding Corp.	10.375	††	11/01/14	653,125
660	Qwest Communications International	7.29	***	02/15/09	664,950
1,810	Qwest Services Corp.	13.50		12/15/10	2,076,975
125	Qwest Services Corp.	14.00		12/15/14	152,031
145	U.S. West Communications Corp.	5.625		11/15/08	144,275
					4,722,966
	Steel (0.6%)
815	Amsted Industries Inc. – 144A*	10.25		10/15/11	876,125
750	United States Steel Corp.	9.75		05/15/10	821,250
					1,697,375
	Telecommunications (0.4%)
680	AT&T Corp.	9.75		11/15/31	831,300
665	Exodus Communications, Inc. (a) (c) (i)	11.625		07/15/10	0
4,679	Rhythms Netconnections, Inc. (a) (c) (i)	12.75		04/15/09	0
345	Sprint Capital Corp.	8.75		03/15/32	447,571
					1,278,871

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tobacco (0.2%)
$ 470	RJ Reynolds Tobacco Hldgs – 144A*	6.50%		07/15/10	$464,125
	Trucks/Construction/Farm Machinery (0.6%)
690	Caterpillar Financial Services Corp.	3.89	***	08/20/07	691,447
621	Manitowoc Inc. (The)	10.50		08/01/12	698,625
230	NMHG Holding Co.	10.00		05/15/09	246,675
					1,636,747
	Wholesale Distributors (0.4%)
700	Buhrmann US, Inc.	8.25		07/01/14	705,250
400	Nebraska Book Company, Inc.	8.625		03/15/12	376,000
					1,081,250
	Wireless Telecommunications (0.9%)
260	AT&T Wireless Services, Inc.	8.75		03/01/31	340,057
385	Rural Cellular Corp.	8.370	***	03/15/10	395,588
325	Rural Cellular Corp.	9.625		05/15/08	332,313
550	SBA Communications Corp.	8.50		12/01/12	602,250
475	SBA Communications Corp.	9.75	††	12/15/11	431,063
575	Ubiquitel Operating Co.	9.875		03/01/11	631,063
					2,732,334
	Total Corporate Bonds (Cost $121,495,904)				102,487,967
	U.S. Government Agencies Mortgage-Backed Securities (24.7%)
	Federal Home Loan Mortgage Corp. (6.9%)
11,400		6.00		**	11,514,000
32		6.50		02/01/29– 09/01/33	32,449
5,832		7.50		07/01/17– 05/01/33	6,173,808
1,201		8.00		09/01/24– 08/01/32	1,279,364
954		8.50		11/01/15– 07/01/31	1,034,741
352		9.00		06/01/30– 01/01/31	388,436
1		9.50		07/01/20	1,501
					20,424,299

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Assoc. (17.0%)
$ 2		6.00%	04/01/13	$2,121
3,903		6.00	12/01/16– 01/01/19	3,994,354
6,732		6.50	05/01/28– 01/01/34	6,923,978
3,424		7.00	08/01/08– 12/01/32	3,581,087
11,200		7.00	**	11,711,000
13,557		7.50	02/01/22– 08/01/34	14,322,240
2,314		8.00	06/01/22– 08/01/31	2,470,844
6,669		8.50	02/01/09– 10/01/32	7,240,525
80		9.00	09/01/21– 09/01/30	88,096
				50,334,245
	Government National Mortgage Assoc. (0.7%)
1,286		7.50	05/15/17– 11/15/26	1,367,339
496		8.00	01/15/22– 05/15/30	529,977
115		8.50	08/15/22– 12/15/24	126,289
				2,023,605
	Government National Mortgage Assoc. II (0.1%)
151		7.50	07/20/25	159,398
	Total U.S. Government Agencies Mortgage-Backed Securities (Cost $73,290,562)			72,941,547
	U.S. Government Agencies & Obligations (6.0%)
595	Federal Home Loan Mortgage Corp. (0.2%)	5.125	11/07/13	595,054
	U.S. Treasury Bonds (1.1%)
505		6.375	08/15/27	609,768
2,000		8.125	08/15/21	2,726,094
				3,335,862
2,370	U.S. Treasury Note (0.8%)	4.25	08/15/13– 11/15/13	2,323,920
	U.S. Treasury Strips (3.9%)

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$ 9,750		0.00%		02/15/25	$3,825,237
11,000		0.00		05/15/25	4,255,515
9,750		0.00		02/15/27	3,500,552
					11,581,304
	Total U.S. Government Agencies & Obligations (Cost $17,835,550)				17,836,140
	Collateralized Mortgage Obligations (6.8%)
	U.S. Government Agencies (6.4%)
	Federal Home Loan Mortgage Corp. (3.9%)
2,157		4.187	***	09/25/45	2,157,792
1,689		4.37	***	06/15/29	1,691,542
3,171		4.47	***	08/15/28	3,184,388
1,670		4.47	***	07/15/31	1,682,849
1,791		4.60	***	06/15/23	1,808,740
838		6.00		07/15/30	842,370
					11,367,681
	Federal National Mortgage Assoc. (2.5%)
4,035		4.387	***	03/25/17	4,046,933
665		4.487	***	08/25/30	666,093
1,793		5.262	***	12/25/23	1,841,225
1,495	IO	6.00		03/01/20	221,713
283	IO	6.50		03/01/20	41,568
1,996	IO	7.00		03/01/35	290,067
342	IO	7.00		03/01/20	49,673
1,186	IO	7.50		03/01/35	170,901
328	IO	8.00		03/01/35	47,056
					7,375,229
	Total U.S. Government Agencies				18,742,910
	Private Issue (0.4%)
1,275	Washington Mutual	4.416		11/25/45	1,275,000
	Total Collateralized Mortgage Obligations (Cost $19,981,680)				20,017,910
	Total United States (Cost $232,603,696)				213,283,564
	Total Government & Corporate Bonds (Cost $297,436,530)				282,033,135
	Convertible Bond (0.2%)
	Telecommunication Equipment
675	Nortel Networks Corp. (Canada) (Cost $651,149)	4.25		09/01/08	633,656

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

NUMBER OF SHARES		VALUE
	Common Stocks (e) (0.1%)
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp.+ (i)	$0
	Electric Utilities (0.0%)
102	PNM Resources	2,586
1	SW Acquisition (0.03% Ownership Interest, Acquired 09/22/05) (e) (i) (j)	1,930
		4,516
	Food: Specialty/Candy (i) (0.0%)
2,423	SFAC New Holdings, Inc. (d)++	0
445	SFAC New Holdings, Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d) (i)	0
	Restaurants (i) (0.1%)
37,319	American Restaurant Group Holdings, Inc. (d)	0
4,383	American Restaurant Group Holdings, Inc. (d)	0
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
95,844	Catalina Restaurant Group (d) (Note 4)	341,205
		341,205
	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. # (d) (i)	127
133,935	PFB Telecom NV (Series B) (d) (i)	0
2,702	Viatel Holdings Bermuda Ltd. (d)	13
		140
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d) (i)	0
	Wireless Telecommunications (0.0%)
677	USA Mobility, Inc. (d)	16,932
43,277	Vast Solutions, Inc. (Class B1) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B2) (d) (i)	0
43,277	Vast Solutions, Inc. (Class B3) (d) (i)	0
		16,932
	Total Common Stocks (Cost $49,825,910)	362,793

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stocks (e) (i) (0.0%)
	Oil & Gas Production
989	XCL Ltd. – 144A*†	$0
5,000	XCL Ltd. (Units)‡ – 144A*†	0
		0
	Total Convertible Preferred Stocks (Cost $1,000,778)	0
	Non-Convertible Preferred Stock (0.1%)
	Broadcasting (0.0%)
18	Paxson Communications Corp.†	121,950
	Restaurants (0.1%)
218	Catalina Restaurant Group (Units)‡ ## † (i) (Note 4)	196,666
	Total Non-Convertible Preferred Stock (Cost $396,037)	318,616

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (e) (i) (0.0%)
	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0
	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A*	08/15/08	0
40,750	Catalina Restaurant Group ### (d) (Note 4)	07/10/12	0
			0
	Total Warrants (Cost $29,677)		0

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (12.0%)
	U.S. Government Obligation (0.2%)
$450	U.S. Treasury Bill (b) (f) (Cost $446,985)	3.35%	01/12/06	446,985
	Repurchase Agreement (11.8%)
35,061	Joint repurchase agreement account (dated 10/31/05; proceeds $35,064,900) (g) (Cost $35,061,000)	4.005	11/01/05	35,061,000
	Total Short-Term Investments (Cost $35,507,985)			35,507,985
	Total Investments (Cost $384,848,066) (h) (k)		107.7%	318,856,185
	Liabilities in Excess of Other Assets		(7.7)	(22,905,042)
	Net Assets		100.0%	$295,951,143

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

IO	Interest Only security.
*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
***	Floating rate security, rate shown is the rate in effect at October 31, 2005.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
+	Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted acquired (06/10/99) at a cost basis of $24.
+++	Turkish currency index credit linked unsecured note.
++++	Brazilian currency index credit linked unsecured note.
+++++	Capital appreciation bond.
#	Resale is restricted, acquired (between 06/18/98 and 05/11/99) at a cost basis of $6,277,972.
##	Resale is restricted, acquired on 05/30/02 at a cost basis of $216,037.
###	Resale is restricted, acquired on 08/27/02 at a cost basis of $0.
####	Date on which the principal amount can be recovered through demand.
(a)	Issuer in bankruptcy.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $38,134.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in amount equal to $81,206,546 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
(i)	Securities with a total market value equal to $539,928 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
(j)	Resale is restricted. No transaction activity during the year.
(k)	The aggregate cost for federal income tax purposes is $385,931,242. The aggregate gross unrealized appreciation is $5,576,975 and the aggregate gross unrealized depreciation is $72,652,032, resulting in net unrealized depreciation of $67,075,057.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2005 continued

Futures Contracts Open at October 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
155	Long	U.S. Treasury Note 10 Year
		December 2005	$16,810,235	$(342,795)
31	Long	U.S. Treasury Bond 20 Year
		December 2005	3,471,031	(130,276)
67	Short	U.S. Treasury Note 2 Year
		December 2005	(13,748,609)	23,879
259	Short	U.S. Treasury Note 5 Year
		December 2005	(27,425,673)	487,777
2	Short	Euro-Bond Future 10 Year
		December 2005	(288,671)	6,785
	Net unrealized appreciation			$45,370

Forward Foreign Currency Contracts Open at October 31, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
DKK	550,000	$90,016	12/21/05	$1,422
EUR	275,000	$331,678	01/26/06	443
	Total unrealized appreciation			$1,865

Currency Abbreviations:
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2005

Assets:
Investments in securities, at value (cost $384,248,653) (Including repurchase agreement of $35,061,000)	$318,318,314
Investments in affiliates at value (cost $599,413)	537,871
Unrealized appreciation on open forward foreign currency contracts	1,865
Cash (including $10,000 segregated in connection with open futures contracts)	10,332
Receivable for:
Interest	3,514,385
Shares of beneficial interest sold	53,822
Variation margin	6,692
Prepaid expenses and other assets	66,208
Total Assets	322,509,489
Liabilities:
Payable for:
Investments purchased	25,351,721
Shares of beneficial interest redeemed	744,013
Distribution fee	145,320
Investment advisory fee	81,830
Administration fee	20,457
Transfer agent fee	6,581
Accrued expenses and other payables	208,424
Total Liabilities	26,558,346
Net Assets	$295,951,143
Composition of Net Assets:
Paid-in-capital	$621,081,758
Net unrealized depreciation	(65,947,093)
Accumulated undistributed net investment income	5,507,947
Accumulated net realized loss	(264,691,469)
Net Assets	$295,951,143
Class A Shares:
Net Assets	$121,217,636
Shares Outstanding (unlimited authorized, $.01 par value)	19,743,751
Net Asset Value Per Share	$6.14
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.41
Class B Shares:
Net Assets	$145,763,687
Shares Outstanding (unlimited authorized, $.01 par value)	23,709,385
Net Asset Value Per Share	$6.15
Class C Shares:
Net Assets	$15,463,988
Shares Outstanding (unlimited authorized, $.01 par value)	2,519,201
Net Asset Value Per Share	$6.14
Class D Shares:
Net Assets	$13,505,832
Shares Outstanding (unlimited authorized, $.01 par value)	2,191,619
Net Asset Value Per Share	$6.16

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2005

Net Investment Income:
Income
Interest	$20,597,396
Dividends	164,844
Dividends from affiliates	53,037
Total Income	20,815,277
Expenses
Distribution fee (Class A shares)	177,897
Distribution fee (Class B shares)	1,882,588
Distribution fee (Class C shares)	141,203
Investment advisory fee	1,062,448
Transfer agent fees and expenses	503,040
Administration fee	265,612
Professional fees	201,211
Shareholder reports and notices	118,015
Custodian fees	91,646
Registration fees	56,382
Trustees' fees and expenses	16,203
Other	65,429
Total Expenses	4,581,674
Net Investment Income	16,233,603
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(6,117,361)
Futures contracts	1,051,311
Foreign exchange transactions	5,289,366
Net Realized Loss	223,316
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(5,970,908)
Futures contracts	1,003,795
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	156,026
Net Depreciation	(4,811,087)
Net Loss	(4,587,771)
Net Increase	$11,645,832

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$16,233,603	$16,345,724
Net realized loss	223,316	(16,672,899)
Net change in unrealized appreciation/depreciation	(4,811,087)	30,142,126
Net Increase	11,645,832	29,814,951
Dividends to Shareholders from Net Investment Income:
Class A shares	(4,863,664)	(2,668,181)
Class B shares	(15,869,291)	(26,206,205)
Class C shares	(1,117,506)	(1,336,679)
Class D shares	(1,180,903)	(1,767,190)
Total Dividends	(23,031,364)	(31,978,255)
Net decrease from transactions in shares of beneficial interest	(55,935,586)	(53,158,050)
Net Decrease	(67,321,118)	(55,321,354)
Net Assets:
Beginning of period	363,272,261	418,593,615
End of Period (Including accumulated undistributed investment income of $5,507,947 and $3,775,729, respectively)	$295,951,143	$363,272,261

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities,

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

other assets and liabilities and forward foreign currency contracts (‘‘forward contracts’’) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.32% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,299,972 at October 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $337,211 and $3,440, respectively and received $67,520 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $443,175,065 and $527,324,618, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $346,009,002 and $312,668,233, respectively. Included in the aforementioned are purchases of $2,562,155 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $12,038. At October 31, 2005, the Fund had an accrued pension liability of $94,216 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the year ended October 31, 2005 were as follows:

ISSUER	PURCHASES	SALES	REALIZED GAIN	INCOME	VALUE
Catalina Restaurant Group (Common Stock)	—	—	—	—	$341,205
Catalina Restaurant Group (Non-Convertible Preferred Stock) (Units)	—	—	—	$53,037	196,666
Catalina Restaurant Group (Warrants)	—	—	—	—	0

5.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts (‘‘futures contracts’’).

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2005		FOR THE YEAR ENDED OCTOBER 31, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	781,555	$4,886,857	1,866,841	$11,782,516
Conversion from Class B	17,032,637	105,490,503	—	—
Reinvestment of dividends	362,520	2,261,097	156,527	984,922
Redeemed	(3,524,528)	(22,078,945)	(1,972,835)	(12,453,828)
Net increase – Class A	14,652,184	90,559,512	50,533	313,610
CLASS B SHARES
Sold	2,955,243	18,621,223	5,180,244	32,798,359
Conversion to Class A	(17,005,978)	(105,490,503)	—	—
Reinvestment of dividends	1,089,852	6,860,546	1,817,409	11,449,205
Redeemed	(9,916,254)	(62,409,197)	(15,107,105)	(95,084,168)
Net decrease – Class B	(22,877,137)	(142,417,931)	(8,109,452)	(50,836,604)
CLASS C SHARES
Sold	482,727	3,034,476	692,323	4,394,647
Reinvestment of dividends	98,098	615,330	113,279	712,166
Redeemed	(751,514)	(4,699,871)	(669,830)	(4,220,025)
Net increase (decrease) – Class C	(170,689)	(1,050,065)	135,772	886,788
CLASS D SHARES
Sold	154,614	978,526	596,704	3,829,246
Reinvestment of dividends	143,197	901,427	203,878	1,286,543
Redeemed	(777,977)	(4,907,055)	(1,369,623)	(8,637,633)
Net decrease – Class D	(480,166)	(3,027,102)	(569,041)	(3,521,844)
Net decrease in Fund	(8,875,808)	$(55,935,586)	(8,492,188)	$(53,158,050)

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment: temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2004
Ordinary income	$23,031,364	$31,978,255
As of October 31, 2005, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$6,674,383
Undistributed long-term gains	—
Net accumulated earnings	6,674,383
Capital loss carryforward*	(264,465,493)
Temporary differences	(277,232)
Net unrealized depreciation	(67,062,273)
Total accumulated losses	$(325,130,615)

* As of October 31, 2005, the Fund had a net capital loss carryforward of $264,465,493 of which $7,532,322 will expire on October 31, 2006, $9,328,034 will expire on October 31, 2007, $20,299,557 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011, $23,122,351 will expire on October 31, 2012 and $10,261,122 will expire on October 31, 2013 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of passive foreign investment companies, interest on bonds in default and capital loss deferrals on straddles and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund, foreign currency gains and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $7,130,711, accumulated net realized loss was charged $1,399,268 and accumulated undistributed net investment income was credited $8,529,979.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2005 continued

8.   Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund’s financial statements for the effect, if any, of this matter.

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2005	2004	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.36	$6.38	$5.95	$6.10	$6.97
Income (loss) from investment operations:
Net investment income‡	0.31	0.30	0.23	0.42	0.56
Net realized and unrealized gain (loss)	(0.07)	0.23	0.56	(0.18)	(0.88)
Total income (loss) from investment operations	0.24	0.53	0.79	0.24	(0.32)
Less dividends and distributions from:
Net investment income	(0.46)	(0.55)	(0.36)	(0.38)	(0.32)
Paid-in-capital	—	—	—	(0.01)	(0.23)
Total dividends and distributions	(0.46)	(0.55)	(0.36)	(0.39)	(0.55)
Net asset value, end of period	$6.14	$6.36	$6.38	$5.95	$6.10
Total Return†	3.91%	8.64%	13.65%	4.25%	(4.62)%
Ratios to Average Net Assets(1):
Expenses	0.95%	0.84%	0.84%	0.81%	0.76	%(2)
Net investment income	5.32%	4.76%	3.71%	7.13%	8.78	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$121,217	$32,383	$32,166	$29,701	$29,769
Portfolio turnover rate	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2005	2004	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.37	$6.39	$5.96	$6.10	$6.98
Income (loss) from investment operations:
Net investment income‡	0.30	0.26	0.19	0.38	0.53
Net realized and unrealized gain (loss)	(0.10)	0.22	0.56	(0.17)	(0.90)
Total income (loss) from investment operations	0.20	0.48	0.75	0.21	(0.37)
Less dividends and distributions from:
Net investment income	(0.42)	(0.50)	(0.32)	(0.34)	(0.30)
Paid-in-capital	—	—	—	(0.01)	(0.21)
Total dividends and distributions	(0.42)	(0.50)	(0.32)	(0.35)	(0.51)
Net asset value, end of period	$6.15	$6.37	$6.39	$5.96	$6.10
Total Return†	3.22%	7.91%	12.89%	3.73%	(5.37)%
Ratios to Average Net Assets(1):
Expenses	1.57%	1.51%	1.50%	1.47%	1.41	%(2)
Net investment income	4.70%	4.09%	3.06%	6.47%	8.13	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$145,764	$296,729	$349,392	$355,329	$454,883
Portfolio turnover rate	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2005	2004	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.36	$6.38	$5.95	$6.09	$6.97
Income (loss) from investment operations:
Net investment income‡	0.29	0.26	0.19	0.38	0.53
Net realized and unrealized gain (loss)	(0.09)	0.22	0.56	(0.17)	(0.90)
Total income (loss) from investment operations	0.20	0.48	0.75	0.21	(0.37)
Less dividends and distributions from:
Net investment income	(0.42)	(0.50)	(0.32)	(0.34)	(0.30)
Paid-in-capital	—	—	—	(0.01)	(0.21)
Total dividends and distributions	(0.42)	(0.50)	(0.32)	(0.35)	(0.51)
Net asset value, end of period	$6.14	$6.36	$6.38	$5.95	$6.09
Total Return†	3.22%	7.93%	12.92%	3.74%	(5.38)%
Ratios to Average Net Assets(1):
Expenses	1.57%	1.51%	1.50%	1.47%	1.35	%(2)
Net investment income	4.70%	4.09%	3.06%	6.47%	8.19	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$15,464	$17,106	$16,293	$12,524	$12,754
Portfolio turnover rate	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2005	2004	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38	$6.40	$5.97	$6.11	$6.99
Income (loss) from investment operations:
Net investment income‡	0.35	0.31	0.24	0.41	0.56
Net realized and unrealized gain (loss)	(0.09)	0.23	0.56	(0.15)	(0.87)
Total income (loss) from investment operations	0.26	0.54	0.80	0.26	(0.31)
Less dividends and distributions from:
Net investment income	(0.48)	(0.56)	(0.37)	(0.39)	(0.33)
Paid-in-capital	—	—	—	(0.01)	(0.24)
Total dividends and distributions	(0.48)	(0.56)	(0.37)	(0.40)	(0.57)
Net asset value, end of period	$6.16	$6.38	$6.40	$5.97	$6.11
Total Return†	4.09%	8.81%	13.82%	4.61%	(4.56)%
Ratios to Average Net Assets(1):
Expenses	0.72%	0.66%	0.65%	0.62%	0.56	%(2)
Net investment income	5.55%	4.94%	3.91%	7.32%	8.98	%(2)
Supplemental Data:
Net assets, end of period, in thousands	$13,506	$17,054	$20,743	$15,474	$7,049
Portfolio turnover rate	137%	282%	309%	82%	110%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Adviser, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 19, 2005

Morgan Stanley Flexible Income Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.
Joseph J. McAlinden (62) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Adviser and Morgan Stanley Investment Management Inc.; Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Adviser and the Administrator (February 1997-December 2001).
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser, Vice President of the Institutional and Retail Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Stefanie V. Chang (38) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and the Administrator (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003); Vice President of the Investment Adviser and the Administrator (August 2000-November 2001).
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2005 Federal Tax Notice (unaudited)

Of the Fund's ordinary dividends paid during the fiscal year ended October 31, 2005, 3.69% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37937RPT-RA05-01059P-Y10/05	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Annual Report October 31, 2005

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                 2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 53,257              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540  (2)         $   (2)
                        TAX FEES................            $  5,633  (3)         $   (4)
                        ALL OTHER FEES..........            $ -                   $ -
              TOTAL NON-AUDIT FEES..............            $  6,173              $

              TOTAL.............................            $ 59,430              $

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 50,712              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    452  (2)         $ 5,067,400  (2)
                        TAX FEES................            $  4,781  (3)         $   545,053  (4)
                        ALL OTHER FEES..........            $ -                   $ -  (5)
              TOTAL NON-AUDIT FEES..............            $  5,233              $ 5,612,453

              TOTAL.............................            $ 55,945              $ 5,612,453

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                          3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                     APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.     STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------------------
(1)      This Audit Committee Audit and Non-Audit Services Pre-Approval Policy
         and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                     4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

  2.       DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.       AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.       AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                    5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.       TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

  6.       ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.       PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                    6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

  9.       ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.      COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                               7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                        8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                      9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005

                                  10

                                                                   EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
      --------------------------------------------------------------------
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005
            ---------------------------------------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                   11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                    12

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

          o       service or significant business relationships as a director on the board of any public or private company;

          o       accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

          o       any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

          o       a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize  himself/herself with the disclosure and compliance  requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                      13

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General  Counsel  promptly if he/she knows or
                  suspects of any violation of this Code.  Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

---------------------
(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                      14

                  policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                  15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

--------------------------------------

Date:
     ---------------------------------

                                      16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

     TAXABLE MONEY MARKET FUNDS
     --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

     TAX-EXEMPT MONEY MARKET FUNDS
     -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

     EQUITY FUNDS
     ------------

12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing
    Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted
    S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+
24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend
    Growth")+

                              17

25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
           o        Domestic Portfolio
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

     BALANCED FUNDS
     --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

     ASSET ALLOCATION FUND
     ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

     TAXABLE FIXED-INCOME FUNDS
     --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+

                                       18

60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

     TAX-EXEMPT FIXED-INCOME FUNDS
     -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

     SPECIAL PURPOSE FUNDS
     ---------------------

65. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")
       o        American Opportunities Portfolio
       o        Balanced Growth Portfolio
       o        Capital Opportunities Portfolio
       o        Developing Growth Portfolio
       o        Dividend Growth Portfolio
       o        Equally-Weighted S&P 500 Portfolio
       o        Flexible Income Portfolio
       o        Global Equity Portfolio
       o        Growth Portfolio
       o        Money Market Portfolio
       o        Utilities Portfolio

66. Morgan Stanley Variable Investment Series ("Variable Investment")
       o        Aggressive Equity Portfolio
       o        Dividend Growth Portfolio
       o        Equity Portfolio
       o        European Growth Portfolio
       o        Global Advantage Portfolio
       o        Global Dividend Growth Portfolio
       o        High Yield Portfolio
       o        Income Builder Portfolio
       o        Information Portfolio
       o        Limited Duration Portfolio
       o        Money Market Portfolio
       o        Quality Income Plus Portfolio
       o        S&P 500 Index Portfolio
       o        Strategist Portfolio
       o        Utilities Portfolio

CLOSED-END RETAIL FUNDS

     TAXABLE FIXED-INCOME CLOSED-END FUNDS
     -------------------------------------

                                   19

67. Morgan Stanley Government Income Trust ("Government Income")
68. Morgan Stanley Income Securities Inc. ("Income Securities")
69. Morgan Stanley Prime Income Trust ("Prime Income")

     TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
     ----------------------------------------

70. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
71. Morgan Stanley California Quality Municipal Securities ("California
    Quality Municipal")
72. Morgan Stanley Insured California Municipal Securities ("Insured
    California Securities")
73. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal
    Income")
75. Morgan Stanley Insured Municipal Securities ("Insured Municipal
    Securities")
76. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
78. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
79. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
80. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
82. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal
    Income")
83. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
84. Morgan Stanley Quality Municipal Securities ("Quality Municipal
    Securities")

+- Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1. Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

   Active Portfolios:
      o        Active International Allocation Portfolio
      o        Emerging Markets Portfolio
      o        Emerging Markets Debt Portfolio
      o        Equity Growth Portfolio
      o        European Real Estate Portfolio
      o        Focus Equity Portfolio
      o        Global Franchise Portfolio

                                  20

      o        Global Value Equity Portfolio
      o        International Equity Portfolio
      o        International Magnum Portfolio
      o        International Small Cap Portfolio
      o        Money Market Portfolio
      o        Municipal Money Market Portfolio
      o        Small Company Growth Portfolio
      o        U.S. Real Estate Portfolio
      o        Value Equity Portfolio

   Inactive Portfolios*:

      o        China Growth Portfolio
      o        Gold Portfolio
      o        Large Cap Relative Value Portfolio
      o        MicroCap Portfolio
      o        Mortgage-Backed Securities Portfolio
      o        Municipal Bond Portfolio
      o        U.S. Equity Plus Portfolio

2. Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

   Active Portfolios:

      o        Advisory Foreign Fixed Income II Portfolio
      o        Advisory Foreign Fixed Income Portfolio
      o        Advisory Mortgage Portfolio
      o        Balanced Portfolio
      o        Core Plus Fixed Income Portfolio
      o        Equity Portfolio
      o        High Yield Portfolio
      o        Intermediate Duration Portfolio
      o        International Fixed Income Portfolio
      o        Investment Grade Fixed Income Portfolio
      o        Limited Duration Portfolio
      o        Mid-Cap Growth Portfolio
      o        Municipal Portfolio
      o        U.S. Core Fixed Income Portfolio
      o        U.S. Mid-Cap Value Portfolio
      o        U.S. Small-Cap Value Portfolio
      o        Value Portfolio

--------------------
* Have not commenced or have ceased operations

                                  21

   Inactive Portfolios*:
      o        Balanced Plus Portfolio
      o        Growth Portfolio
      o        Investment Grade Credit Advisory Portfolio
      o        Mortgage Advisory Portfolio
      o        New York Municipal Portfolio
      o        Targeted Duration Portfolio
      o        Value II Portfolio

3. The Universal Institutional Funds, Inc. ("Universal Funds")

   Active Portfolios:
      o        Core Plus Fixed Income Portfolio
      o        Emerging Markets Debt Portfolio
      o        Emerging Markets Equity Portfolio
      o        Equity and Income Portfolio
      o        Equity Growth Portfolio
      o        Global Franchise Portfolio
      o        Global Value Equity Portfolio
      o        High Yield Portfolio
      o        International Magnum Portfolio
      o        Mid-Cap Growth Portfolio
      o        Money Market Portfolio
      o        Small Company Growth Portfolio
      o        Technology Portfolio
      o        U.S. Mid-Cap Value Portfolio
      o        U.S. Real Estate Portfolio
      o        Value Portfolio

  Inactive Portfolios*:

      o        Balanced Portfolio
      o        Capital Preservation Portfolio
      o        Core Equity Portfolio
      o        International Fixed Income Portfolio
      o        Investment Grade Fixed Income Portfolio
      o        Latin American Portfolio
      o        Multi-Asset Class Portfolio
      o        Targeted Duration Portfolio

4. Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

---------------

                                  22

   Active Portfolios:

      o        Government Portfolio
      o        Money Market Portfolio
      o        Prime Portfolio
      o        Tax-Exempt Portfolio
      o        Treasury Portfolio

   Inactive Portfolios*:

      o        Government Securities Portfolio
      o        Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1. Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

--------------------
* Have not commenced or have ceased operations

                                  23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                      24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                  25

                                                                  EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                         26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                     27

                                                                  EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: December 19, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial  Officer

                                    29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2005                              /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                   30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 19, 2005                             /s/ Francis Smith
                                                    ----------------------
                                                    Francis Smith
                                                    Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                      31